                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/09

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):

                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.

Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


 /s/ Roy G. Niederhoffer           New York, New York        April 10, 2009
-------------------------       ------------------------    ----------------
      Signature                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           89
Form 13F Information Table Value Total:        52349
                                          (thousands)
List of Other Included Managers:                None

                                                                                                          VOTING
                                                                                                         AUTHORITY:
                                                                                                           SOLE/
                                 TITLE OF                VALUE    SHRS. OR    SH/P  PUT/   INV.   OTHER   SHARED/
NAME OF ISSUER                    CLASS      CUSIP     (X$1000)   PRN. AMT.    RN   CALL  DISCR.  MNGR.    NONE
-------------------------------  --------  ----------  --------  -----------  ----  ----  ------  -----  ----------
ADVANCED AUTO PARTS              COM        00751Y106      62        1500      SH          SOLE             SOLE
ABBOTT LABORATORIES              COM        002824100    3430       71900      SH          SOLE             SOLE
ARCH COAL                        COM        039380100      41        3100      SH          SOLE             SOLE
ACCENTURE                        COM        G1150G111      85        3100      SH          SOLE             SOLE
ADOBE SYSTEMS                    COM        00724F101    1324       61900      SH          SOLE             SOLE
AUTODESK                         COM        052769106     796       47400      SH          SOLE             SOLE
AFLAC                            COM        001055102     966       49900      SH          SOLE             SOLE
ALLERGAN                         COM        018490102      29         600      SH          SOLE             SOLE
AMERIPRISE FINANCIAL             COM        03076C106     168        8200      SH          SOLE             SOLE
AMERICAN TOWER                   COM        029912201      46        1500      SH          SOLE             SOLE
ANADARKO PETROLEUM               COM        032511107     288        7400      SH          SOLE             SOLE
BEST BUY                         COM        086516101     444       11700      SH          SOLE             SOLE
FRANKLIN RESOURCES               COM        354613101     215        4000      SH          SOLE             SOLE
BAIDU                            ADR       0567521085     706        4000      SH          SOLE             SOLE
BLACKROCK INC.                   COM        09247X101     403        3100      SH          SOLE             SOLE
BMC SOFTWARE                     COM        055921100     102        3100      SH          SOLE             SOLE
BRISTOL-MYERS SQUIBB             COM        110122108    2297      105200      SH          SOLE             SOLE
BROADM                           COM        111320107     723       36200      SH          SOLE             SOLE
PEABODY ENERGY                   COM        704549104     353       14100      SH          SOLE             SOLE
BOSTON PROPERTIES                REIT       101121101     382       10900      SH          SOLE             SOLE
CA                               COM        12673P105     503       28600      SH          SOLE             SOLE
CHUBB                            COM        171232101     495       11700      SH          SOLE             SOLE
CELGENE                          COM        151020104     364        8200      SH          SOLE             SOLE
CEPHALON                         COM        156708109    2002       29400      SH          SOLE             SOLE
C.H. ROBINSON WORLDWIDE          COM        12541W209     570       12500      SH          SOLE             SOLE
CME GROUP                        COM        12572Q105     567        2300      SH          SOLE             SOLE
CUMMINS                          COM        231021106     145        5700      SH          SOLE             SOLE
ST WHOLESALE                     COM        22160K105     264        5700      SH          SOLE             SOLE
SALESFORCE.COM                   COM        79466L302     157        4800      SH          SOLE             SOLE
CITRIX SYSTEMS                   COM        177376100      91        4000      SH          SOLE             SOLE
CVS CAREMARK                     COM        126650100     157        5700      SH          SOLE             SOLE
DIAMONDS TRUST SERIES 1          ETF        252787106     948       12500      SH          SOLE             SOLE
DIAMOND OFFSHORE DRILLING        COM        25271C102     943       15000      SH          SOLE             SOLE
DARDEN RESTAURANTS               COM        237194105     548       16000      SH          SOLE             SOLE
DEVON ENERGY CORPORATION         COM        25179M103     139        3100      SH          SOLE             SOLE
ISHARES MSCI EMERGING MKT INDEX  ETF        464287234    5773      232700      SH          SOLE             SOLE
EOG RESOURCES                    COM        26875P101     110        2000      SH          SOLE             SOLE
EQUITY RESIDENTIAL               REIT       29476L107     512       27900      SH          SOLE             SOLE
ENS INTERNATIONAL                COM        26874Q100      61        2300      SH          SOLE             SOLE
FREEPORT-MCMORAN COPPER          COM        35671D857     347        9100      SH          SOLE             SOLE
FISERV                           COM        337738108      55        1500      SH          SOLE             SOLE
GOLDMAN SACHS                    COM        38141G104     689        6500      SH          SOLE             SOLE
HALLIBURTON                      COM        406216101     169       10900      SH          SOLE             SOLE
HESS                             COM        42809H107     401        7400      SH          SOLE             SOLE
INTUITIVE SURGICAL               COM        46120E602     458        4800      SH          SOLE             SOLE
ISHARE RUSSELL 2000              ETF        464287655    2632       62600      SH          SOLE             SOLE
ISHARE DJ FINANCIAL SERVICES     ETF        464287788     654       20000      SH          SOLE             SOLE
JUNIPER NETWORKS                 COM        48203R104       9         600      SH          SOLE             SOLE

JP MORGAN CHASE                  COM        46625H100    1034       38900      SH          SOLE             SOLE
SPDR KBW BANK ETF                ETF        86330E794     195       14100      SH          SOLE             SOLE
KLATENR ORATION                  COM        482480100     148        7400      SH          SOLE             SOLE
LINEAR TECHNOLOGY                COM        535678106      71        3100      SH          SOLE             SOLE
LORILLARD INC                    COM        544147101      37         600      SH          SOLE             SOLE
MARSH   MCLENNAN S               COM        571748102     132        6500      SH          SOLE             SOLE
ALTRIA GROUP                     COM        02209S103     962       60100      SH          SOLE             SOLE
MORGAN STANLEY                   COM        617446448      52        2300      SH          SOLE             SOLE
M & T BANK                       COM        55261F104     140        3100      SH          SOLE             SOLE
NABORS INDUSTRIES                COM        G6359F103     117       11700      SH          SOLE             SOLE
NOBLE                            COM        042206849     178        7400      SH          SOLE             SOLE
NEWMONT MINING                   COM        651639106     367        8200      SH          SOLE             SOLE
NATIONAL OILWELL VARCO INC       COM        637071101      17         600      SH          SOLE             SOLE
NORTHERN TRUST                   COM        665859104      90        1500      SH          SOLE             SOLE
OCCIDENTAL PETROLEUM             COM        674599105     128        2300      SH          SOLE             SOLE
PAYCHEX                          COM        704326107     863       33600      SH          SOLE             SOLE
PITNEY BOWES                     COM        724479100      54        2300      SH          SOLE             SOLE
PETROLEO BRASILEIRO S.A.         ADR        71654V408     564       18500      SH          SOLE             SOLE
PACCAR                           COM        693718108     430       16700      SH          SOLE             SOLE
P G &  E CORP                    COM        69331C108      88        2300      SH          SOLE             SOLE
PRECISION CASTPARTS              COM        740189105     138        2300      SH          SOLE             SOLE
PNC FINANCIAL SERVICES GROUP     COM        693475105     738       25200      SH          SOLE             SOLE
QUALCOMM INC.                    COM        747525103    5942      152700      SH          SOLE             SOLE
TRANSOCEAN                       COM        033380941      88        1500      SH          SOLE             SOLE
REGIONAL BANK HOLDERS TRUST      ETF        75902E100     700       14100      SH          SOLE             SOLE
RAY ON COMPANY                   COM        755111507     720       18500      SH          SOLE             SOLE
SCHWAB (CHARLES)                 COM        808513105     248       16000      SH          SOLE             SOLE
SCHERINGPLOUGH                   COM        806605101     455       19300      SH          SOLE             SOLE
SIMON PROPERTY GROUP             REIT       828806109     433       12500      SH          SOLE             SOLE
STAPLES                          COM        855030102     148        8200      SH          SOLE             SOLE
ST JUDE MEDICAL                  COM        790849103      54        1500      SH          SOLE             SOLE
QUESTAR                          COM        748356102      91        3100      SH          SOLE             SOLE
SUNCOR ENERGY                    COM        867229106     391       17600      SH          SOLE             SOLE
TEVA PHARMACEUTICAL              ADR        881624209     140        3100      SH          SOLE             SOLE
TIFFANY                          COM        886547108      67        3100      SH          SOLE             SOLE
T ROWE PRICE GROUP               COM        74144T108      66        2300      SH          SOLE             SOLE
TRAVELERS S                      COM        89417E109     679       16700      SH          SOLE             SOLE
ULTRA PETROLEUM                  COM        903914109      54        1500      SH          SOLE             SOLE
WALGREEN                         COM        931422109    2443       94100      SH          SOLE             SOLE
WILLIAMS S                       COM        969457100     133       11700      SH          SOLE             SOLE
XTO ENERGY                       COM        98385X106     334       10900      SH          SOLE             SOLE